CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Bausch Health Companies Inc. Shareholders' Equity (Deficit)	Bausch Health Companies Inc. Shareholders' Equity (Deficit) Cumulative Effect, Period of Adoption, Adjustment	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss	Noncontrolling Interest
Beginning Balance (in shares) at Dec. 31, 2018					349,900,000
Beginning Balance at Dec. 31, 2018	$ 2,815		$ 2,733		$ 10,121	$ 413	$ (5,664)		$ (2,137)	$ 82
Increase (Decrease) in Shareholders' Equity
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13 [Member]
Common shares issued under share-based compensation plans (in shares)					2,700,000
Common shares issued under share-based compensation plans	$ 5		5		$ 51	(46)
Share-based compensation	102		102			102
Share-based awards tax withholding	(40)		(40)			(40)
Noncontrolling interest distributions	(13)									(13)
Net (loss) income	(1,783)		(1,788)				(1,788)			5
Other comprehensive income (loss)	50		51						51	(1)
Ending Balance (in shares) at Dec. 31, 2019					352,600,000
Ending Balance at Dec. 31, 2019	1,136	$ (1)	1,063	$ (1)	$ 10,172	429	(7,452)	$ (1)	(2,086)	73
Increase (Decrease) in Shareholders' Equity
Common shares issued under share-based compensation plans (in shares)					2,800,000
Common shares issued under share-based compensation plans	5		5		$ 55	(50)
Share-based compensation	105		105			105
Share-based awards tax withholding	(30)		(30)			(30)
Noncontrolling interest distributions	(6)									(6)
Net (loss) income	(559)		(560)				(560)			1
Other comprehensive income (loss)	$ (45)		(47)						(47)	2
Ending Balance (in shares) at Dec. 31, 2020	355,422,347				355,400,000
Ending Balance at Dec. 31, 2020	$ 605		535		$ 10,227	454	(8,013)		(2,133)	70
Increase (Decrease) in Shareholders' Equity
Common shares issued under share-based compensation plans (in shares)					4,000,000.0
Common shares issued under share-based compensation plans	22		22		$ 90	(68)
Share-based compensation	128		128			128
Share-based awards tax withholding	(52)		(52)			(52)
Release of foreign currency translation losses upon disposal of assets held for sale	340		340						340
Noncontrolling interest distributions	(10)									(10)
Net (loss) income	(937)		(948)				(948)			11
Other comprehensive income (loss)	$ (130)		(131)						(131)	1
Ending Balance (in shares) at Dec. 31, 2021	359,405,748				359,400,000
Ending Balance at Dec. 31, 2021	$ (34)		$ (106)		$ 10,317	$ 462	$ (8,961)		$ (1,924)	$ 72